Finance Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest expense [Abstract]
Senior Notes	$ 331	$ 260	$ 253
Bank borrowings	12	2	0
Lease liabilities	8	8	8
Amortization of deferred financing costs	23	17	15
Standby fee and other financing costs	13	13	13
Interest costs incurred	387	300	289
Less: interest capitalized	(14)	(21)	(9)
Interest expense, net of amounts capitalized	$ 373	$ 279	$ 280